RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
RELATED PARTY TRANSACTIONS

NOTE 14: RELATED PARTY TRANSACTIONS

AUM paid advances to Funan Zhihua Plant Nutrition Co., Ltd, whose legal representative was the CEO of the Company in 2021. The advance to supplier–related party was $8,685 and $9,133 at the end of June 30, 2023 and December 31, 2022, respectively.

AUM paid an expense of $63,878 for Funan Zhihua Mushroom Co., Ltd. (“Target Company”) in 2021. After acquired by AUM, AUM and the owner of the acquiree agree to transfer the payment on behalf of Target Company to a deposit for asset acquisition and reduce the last installment payment. The notes receivable were $55,971 and $58,859 at the end of June 30, 2023 and December 31, 2022, respectively. The difference was the effect of currency translation.

NOTE 13: RELATED PARTY TRANSACTIONS

Zhi Yang, founder of the Company and CEO, paid $21,311 of expenses for AUM in December, 2022. AUM paid back in January, 2023.

AUM paid advances to Funan Zhihua Plant Nutrition Co., Ltd, whose legal representative was the CEO of the Company in 2021. The advance to supplier–related party was $9,133 and $9,912 at the end of December 31, 2022 and 2021.

AUM paid an expense of $63,878 for Funan Zhihua Mushroom Co., Ltd. (“Target Company”) in 2021. After acquired by AUM, AUM and the owner of the acquiree agree to transfer the payment on behalf of Target Company to a deposit for asset acquisition and reduce the last installment payment. (Refer to NOTE 11) The note receivable was $58,859 and $63,878 as of December 31, 2022 and 2021, respectively. The difference was the effect of foreign currency translation.